Convertible Debentures and Fair Value Measurements (Details) - Schedule of fair value hierarchy, the Company’s financial liabilities that are measured at fair value on a recurring basis - USD ($)
$ in Thousands
	Jun. 30, 2022	Dec. 31, 2021
Fair Value [Member]
Liabilities:
Total liabilities	$ 84,686	$ 32,203
Level 1 [Member]
Liabilities:
Total liabilities
Level 2 [Member]
Liabilities:
Total liabilities
Level 3 [Member]
Liabilities:
Total liabilities	$ 84,686	32,203
Convertible debentures [Member] | Fair Value [Member]
Liabilities:
Total liabilities		32,203
Convertible debentures [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Convertible debentures [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Convertible debentures [Member] | Level 3 [Member]
Liabilities:
Total liabilities		$ 32,203